Cash Flows - Change in Non-cash Working Capital	12 Months Ended
Dec. 31, 2019
Disclosure of cash flow statement [Abstract]
Cash Flows - Change in Non-cash Working Capital
Cash Flows – Change in Non-cash Working Capital

Non-cash Working Capital
($ millions)	2019	2018
Decrease (increase) in non-cash working capital
Accounts receivable	(176)	127
Inventories	(502)	393
Prepaid expenses	(30)	30
Accounts payable and accrued liabilities	604	(65)
Change in non-cash working capital	(104)	485
Relating to:
Operating activities	(280)	130
Financing activities	3	120
Investing activities	173	235